SUPPLEMENTAL INFORMATION	6 Months Ended
Jun. 30, 2019
Supplemental Information [Abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental data is as follows:
Industrial Activities - The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services. Financial Services has been included using the equity method of accounting whereby the net income and net assets of Financial Services are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.
Financial Services - The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.
Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the condensed consolidated financial statements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2019	2018	2019	2018
	(in millions)
Revenues
Net sales	$7,068	$7,579	$—	$—
Finance, interest and other income	23	23	519	498
Total Revenues	$7,091	$7,602	$519	$498
Costs and Expenses
Cost of goods sold	$5,751	$6,188	$—	$—
Selling, general and administrative expenses	497	545	58	48
Research and development expenses	273	262	—	—
Restructuring expenses	26	5	2	—
Interest expense	89	111	149	136
Other, net	18	124	193	178
Total Costs and Expenses	$6,654	$7,235	$402	$362
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	437	367	117	136
Income tax (expense) benefit	(104)	(79)	(31)	(39)
Equity in income of unconsolidated subsidiaries and affiliates	3	18	5	5
Results from intersegment investments	91	102	—	—
Net income	$427	$408	$91	$102

	Statement of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions, except share data)
Revenues
Net sales	$13,074	$13,879	$—	$—
Finance and interest income	53	50	993	1,000
Total Revenues	$13,127	$13,929	$993	$1,000
Costs and Expenses
Cost of goods sold	$10,717	$11,444	$—	$—
Selling, general and administrative expenses	990	1,072	104	111
Research and development expenses	517	489	—	—
Restructuring expenses	34	8	2	—
Interest expense	172	231	302	272
Other, net	34	204	345	349
Total Costs and Expenses	$12,464	$13,448	$753	$732
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	663	481	240	268
Income taxes	(158)	(102)	(67)	(79)
Equity income of unconsolidated subsidiaries and affiliates	—	26	13	16
Results from intersegment investments	186	205	—	—
Net income	$691	$610	$186	$205

	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
	(in millions)
ASSETS
Cash and cash equivalents	$3,276	$4,553	$383	$478
Restricted cash	54	—	633	772
Trade receivables, net	471	398	31	34
Financing receivables, net	1,639	1,253	20,961	20,252
Inventories, net	7,949	6,510	243	216
Property, plant and equipment, net	5,553	5,899	1	2
Investments in unconsolidated subsidiaries and affiliates	3,209	3,126	227	219
Equipment under operating leases	34	34	1,754	1,740
Goodwill	2,305	2,301	154	152
Other intangible assets, net	755	774	15	14
Deferred tax assets	573	635	164	175
Derivative assets	58	81	59	24
Other assets	2,210	1,707	300	323
Total Assets	$28,086	$27,271	$24,925	$24,401
LIABILITIES AND EQUITY
Debt	$6,444	$6,347	$20,791	$20,436
Trade payables	6,049	5,771	126	173
Deferred tax liabilities	14	83	275	250
Pension, postretirement and other postemployment benefits	1,427	1,470	18	18
Derivative liabilities	87	89	45	26
Other liabilities	8,543	8,413	759	681
Total Liabilities	$22,564	$22,173	$22,014	$21,584
Equity	5,489	5,068	2,911	2,817
Redeemable noncontrolling interest	33	30	—	—
Total Liabilities and Equity	$28,086	$27,271	$24,925	$24,401

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)
Operating activities:
Net income	$691	$610	$186	$205
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	330	361	2	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	158	197	124	126
Loss on disposal of assets	1	—	—	—
Undistributed loss of unconsolidated subsidiaries	(41)	(94)	(13)	(16)
Other non-cash items	50	83	24	27
Changes in operating assets and liabilities:
Provisions	(55)	(52)	(11)	(4)
Deferred income taxes	1	(51)	41	(27)
Trade and financing receivables related to sales, net	(74)	(99)	(822)	(122)
Inventories, net	(1,246)	(988)	214	223
Trade payables	294	608	(48)	(31)
Other assets and liabilities	(270)	(182)	93	41
Net cash provided by (used in) operating activities	$(161)	$393	$(210)	$425
Investing activities:
Additions to retail receivables	—	—	(1,987)	(1,999)
Collections of retail receivables	—	—	2,314	2,151
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	1	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(180)	(158)	(2)	(3)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(261)	(334)	(364)	(257)
Other	(264)	643	252	(473)
Net cash provided by (used in) investing activities	$(703)	$152	$213	$(581)
Financing activities:
Proceeds from long-term debt	694	1	6,682	7,257
Payments of long-term debt	(726)	(1,175)	(6,687)	(7,672)
Net increase (decrease) in other financial liabilities	20	298	(125)	567
Dividends paid	(278)	(238)	(132)	(91)
Other	(45)	(134)	20	39
Net cash provided by (used in) financing activities	$(335)	$(1,248)	$(242)	$100
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(24)	(172)	5	(52)
Decrease in cash and cash equivalents and restricted cash	(1,223)	(875)	(234)	(108)
Cash and cash equivalents and restricted cash, beginning of year	4,553	4,901	1,250	1,299
Cash and cash equivalents and restricted cash, end of period	$3,330	$4,026	$1,016	$1,191